Equity Method Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
6.	Equity Method Investments
LeoStella
In 2018, BlackSky and Thales formed a joint venture named LeoStella, a vertically-integrated small satellite design and manufacturer based in Tukwila, Washington, from which the Company procures satellites to operate its business. BlackSky and Thales each own 50% of LeoStella. The Company accounted for the initial investment of $7.0 million as an equity method investment. The Company did not make any additional capital investments in LeoStella during the six months ended June 30, 2021 and 2020.
During the six months ended June 30, 2021 and 2020, respectively, the Company remitted $11.2 million and $6.2 million of payments to LeoStella.
X-Bow
In 2017, the Company entered into a Stock Subscription and Technology Transfer Agreement with
X-Bow,
whereby the Company assigned and transferred certain intellectual property rights owned by the Company to
X-Bow
in exchange for 13.5 million shares of
X-Bow.
As of June 30, 2021, the Company’s interest in
X-Bow
was 20.6
%.
The following tables present summarized financial information for the Company’s equity method investments as of and for the six months ended June 30, 2021, as of December 31, 2020, and for the six months ended June 30, 2020.

Summarized balance sheets	June 30, 2021	December 31, 2020

	(in thousands)
Current assets	$58,094	$64,355
Non-current assets	6,472	7,468

Total assets	$64,566	$71,823

Current liabilities	$53,232	$57,040
Non-current liabilities	1,013	6,589

Total liabilities	$54,245	$63,629

	Six Months Ended June 30,

Summarized statements of operations	2021	2020

	(in thousands)
Revenue	$20,739	$3,342
Gross margin	$4,242	$543
Net income/(loss)	$2,160	$(1,678)
Current assets of the Company’s equity method investees primarily consist of inventories of $39.7 million as of June 30, 2021 and $47.3 million as of December 31, 2020. Total liabilities of the Company’s equity method investees primarily consist of customer advances from related parties of $46.1 million as of June 30, 2021 and $51.4 million as of December 31, 2020.
The revenue related to equity method investments attributable to related parties is $14.8 million. The Company has differences between the carrying value of its equity-method investments and the underlying equity in the net assets of the investees of $1.6 million as of June 30, 2021, and $0.5 million as of December 31, 2020. The differences are a result of the elimination of upstream intra-entity profits from the sale of a satellite, the recognition of unearned profits as the satellites are depreciated, and the elimination of bad debt expense reserve arising from intra-entity sales.

6.	Equity Method Investments
LeoStella
In 2018, BlackSky and Thales formed a joint venture named LeoStella, a vertically-integrated small satellite design and manufacturer based in Tukwila, Washington, from which the Company procures satellites to operate its business. BlackSky and Thales each own 50% of LeoStella. The Company accounted for the initial investment of $7.0 million as an equity method investment. The Company did not make any additional capital investments in LeoStella during the years ended December 31, 2020 and 2019.
In 2018, BlackSky entered into a fixed price, fixed quantity satellite program contract (“SPC”) with LeoStella, which was amended in 2019 and 2020, pursuant to which the Company agreed to purchase 20 satellites for $79.0 million. The Company executed a side letter in 2020 providing for a reduction, at the Company’s election, of the number of satellites the Company is required to procure from LeoStella, with a resulting reduction in the total purchase price under the SPC based on the satellite and certain hardware and integration costs of up to $8.8 million. The Company has received credits in the year ended December 31, 2020 of $5.1 million. The SPC requires payments to LeoStella for the procurement of long lead parts, which amounts are recorded as satellite procurement work in process. In conjunction with the closing of the Intelsat Facility (Note 14), the Company contractually agreed to remit at least $2.0 million per month to LeoStella. Subsequently, in July 2020, the Company re-negotiated
the agreement to remit at least $1.0 million per month to LeoStella. In the years ended December 31, 2020 and 2019, respectively, the Company remitted $8.2 million and $23.3 million of payments to LeoStella.
X-Bow
In 2017, the Company entered into entered into a Stock Subscription and Technology Transfer Agreement with
X-Bow,
whereby the Company assigned and transferred certain intellectual property rights owned by the Company to
X-Bow
in exchange for 13.5 million shares of
X-Bow.
As of December 31, 2020, the Company’s interest in
X-Bow
is 20.6%.
In 2019, BlackSky was awarded a contract to build a working rocket, and
X-Bow
was selected as one of the
sub-contractors
to BlackSky and will perform the majority of the development work.
The following tables present summarized financial information for the Company’s equity method investments as of and for the years ended December 31, 2020 and 2019.

	December 31,
Summarized balance sheets	2020	2019
	(in thousands)
Current assets	$64,355	$62,208
Non-current assets	7,468	11,319

Total assets	71,823	73,527

Current liabilities	57,040	24,222
Non-current liabilities	6,589	36,543

Total liabilities	$63,629	$60,765

	Year Ended December 31,
Summarized statements of operations	2020	2019
	(in thousands)
Revenue	$14,917	$2,676
Gross margin	$2,636	$711
Net loss	$(1,873)	$(3,116)
Current assets of Company’s equity method investees primarily consist of inventories of $47.3 million as of December 31, 2020 and $31.9 million as of December 31, 2019. Total liabilities of the Company’s equity method investees primarily consist of customer advances from related parties of $51.4 million as of December 31, 2020 and $56.0 million as of December 31, 2019.
The Company has differences between the carrying value of its equity-method investments and the underlying equity in the net assets of the investees of $0.5 million as of December 31, 2020, and there were no differences as of December 31, 2019. The differences are a result of the elimination of upstream intra-entity profits from the sale of a satellite, the recognition of unearned profits as the satellites are depreciated, and the elimination of bad debt expense reserve arising from intra-entity sales.